Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments
Derivative Instruments

Note 10. Derivative Instruments

The Partnership follows the provisions of FASB ASC 815, Derivatives and Hedging. FASB ASC 815 is intended to improve transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows. FASB ASC 815 applies to all derivative instruments within the scope of FASB ASC 815-10-05. It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under FASB ASC 815-10-05. FASB ASC 815 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in FASB ASC 815-10-05 and generally increases the level of disaggregation that will be required in an entity’s financial statements. FASB ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements (see Trading Activities and Related Risks, Note 8).

The Partnership’s business is speculative trading. The Partnership intends to close out all futures, options on futures and forward contracts prior to their expiration. The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market risk and credit risk. In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counter party will not be able to meet its obligations to the Partnership. In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases in which the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions. As a result, there will likely be greater counterparty credit risk in these transactions. The Partnership trades only with those counterparties that it believes to be creditworthy. Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

The Partnership does not designate any derivative instruments as hedging instruments under FASB ASC 815-10-05. The daily average futures contracts, forward contracts, options on futures contracts and equity options bought and sold was approximately 5,225 and 7,877 for the years ended December 31, 2013 and 2012, respectively. The following tables summarize the quantitative information required by FASB ASC 815:

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2013	12/31/2013	Fair Value
Agricultural contracts	$2,922,883	$(758,087)	$2,164,796
Currencies contracts	10,225,555	(2,331,573)	7,893,982
Energy contracts	558,750	(551,260)	7,490
Interest rates contracts	2,494,780	(2,318,979)	175,801
Meats contracts	72,048	(60,655)	11,393
Metals contracts	4,130,304	(3,904,727)	225,577
Soft commodities contracts	341,494	(304,418)	37,076
Stock indices contracts	15,101,676	(107,673)	14,994,003

	$35,847,490	$(10,337,372)	$25,510,118

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2012	12/31/2012	Fair Value
Agricultural contracts	$1,010,073	$(846,892)	$163,181
Currencies contracts	12,045,469	(7,703,776)	4,341,693
Energy contracts	1,028,505	(400,364)	628,141
Interest rates contracts	2,816,093	(2,237,432)	578,661
Meats contracts	11,264	(73,450)	(62,186)
Metals contracts	4,252,379	(6,777,973)	(2,525,594)
Soft commodities contracts	745,230	(333,162)	412,068
Stock indices contracts	2,679,422	(2,534,167)	145,255

	$24,588,435	$(20,907,216)	$3,681,219

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Years Ended December 31, 2013, 2012 and 2011

	Years Ended December 31,
Type of Contract	2013*	2012*	2011*

Agriculturals contracts	$4,293,821	$(3,869,332)	$(18,592,666)
Currencies contracts	2,122,143	(4,935,784)	(36,493,518)
Energy contracts	(23,395,558)	(3,960,783)	(3,355,109)
Interest rates contracts	(24,374,049)	14,926,969	65,198,011
Meats contracts	1,088,278	(1,467,087)	(4,235,895)
Metals contracts	4,917,479	(12,997,845)	(4,570,962)
Soft commodities contracts	617,412	354,779	(3,246,199)
Stock indices and equity options contracts	53,211,357	34,215,188	(43,401,503)

	$18,480,883	$22,266,105	$(48,697,841)

* The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts are included in the realized and change in unrealized gains (loss) from futures and forward trading in the consolidated statement of operations. The gains or losses on derivatives for equity options contracts are included in the realized and unrealized gains (loss) from equities, equity options and exchange-traded funds in the Partnership’s consolidated statements of operations.

Line Item in Consolidated Statement of	For years ended December 31,
Operations	2013	2012	2011

Net gain (loss) from futures and forward trading
Realized	$(3,286,886)	$26,546,796	$(24,697,561)
Change in unrealized	21,767,769	(4,280,691)	(27,921,376)
Total realized and changed in unrealized net gain (loss) from futures and forward trading	18,480,883	22,266,105	(52,618,937)
Net gain (loss) from equity options
Realized	—	—	3,921,096
Change in unrealized	—	—	—
Total realized and changed in unrealized net gain (loss) from equity options trading	—	—	3,921,096
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$18,480,883	$22,266,105	$(48,697,841)

The tables below show the gross and net information related to derivatives eligible for offset in the Consolidated Statement of Financial Condition as of December 31, 2013 and 2012.

Offsetting of Derivative Assets

As of December 31, 2013

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$33,234,813	$(8,568,395)	$24,666,418
Forward contracts	2,497,049	(1,761,431)	735,618
Options on futures and forward contracts	115,628	(7,546)	108,082
Total derivatives	$35,847,490	$(10,337,372)	$25,510,118

Derivatives Assets and Collateral Received by Counterparty

As of December 31, 2013

	Net Amount of
	Unrealized Gain
	Presented in	Gross Amounts Not Offset in the Consolidated
	the Consolidated	Statement of Financial Condition
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Bank of America N.A.	$650,256	$—	$—	$650,256
Deutsche Bank AG	50,666	—	—	50,666
Jefferies Bache, LLC.	13,602,999	—	—	13,602,999
Newedge USA, LLC	932,133	—	—	932,133
R.J. O’Brien & Associates, LLC	2,564,953	—	—	2,564,953
UBS Securities LLC	7,709,111	—	—	7,709,111
Total	$25,510,118	$—	$—	$25,510,118

Offsetting of Derivative Assets

As of December 31, 2012

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$17,323,529	$(15,097,793)	$2,225,736
Forward contracts	7,254,268	(5,809,423)	1,444,845
Options on futures and forward contracts	10,638	—	10,638
Total derivatives	$24,588,435	$(20,907,216)	$3,681,219

Derivatives Assets and Collateral Received by Counterparty

As of December 31, 2012

	Net Amount of
	Unrealized Gain
	Presented in	Gross Amounts Not Offset in the Consolidated
	the Consolidated	Statement of Financial Condition
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Bank of America N.A.	$1,327,621	$—	$—	$1,327,621
Deutsche Bank AG	(178,677)	—	—	(178,677)
Jefferies Bache, LLC	724,791	—	—	724,791
Newedge USA, LLC	1,098,091	—	—	1,098,091
R.J. O’Brien & Associates, LLC	1,714,310	—	—	1,714,310
UBS Securities LLC	(1,004,917)	—	—	(1,004,917)
Total	$3,681,219	$—	$—	$3,681,219